Retirement Plans and Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans and Benefits [Abstract]
Retirement Plans and Benefits

Fund	EIN/PN	PPA Zone Status (1)	Plan Year End for Zone Status	Subject to Funding Improvement/ Rehabilitation Plan(2)	2012 Contributions	2011 Contributions	2010 Contributions	Surcha- rge Impose	Expiration Date of Collective Bargaining Agreement
Boilermaker-Blacksmith National Pension Trust	48-6168020/001	Green	12/31/2012	No	$6,577	$3,759	$3,797	No	12/31/2013

Pennsylvania Heavy and Highway Contractors Pension Trust	23-6531755/001	Green	12/31/2012	No	$1,192	$625	$311	No	5/31/2013

Plumbers and Pipefitters National Pension Fund	52-6152779/001	Yellow	6/30/2012	Yes	$731	$431	$324	No	6/30/2013

Pension Plan of Steamfitters Pension Fund 475	22-6029738/001	Yellow	12/31/2012	Yes	$207	$81	$202	No	4/30/2013

Central Pension Fund of the IUOE and Participating Employers	36-6052390/001	Green	1/31/2012	No	$126	$45	$202	No	5/31/2013

Plumbers and Pipefitters Local 553 Pension Plan	37-6052808/001	Yellow	12/31/2012	Yes	$303	$—	$—	No	12/31/2013

The California Ironworkers Field Pension Trust	95-6042866/001	Yellow	5/31/2012	Yes	$—	$—	$133	No	6/30/2013

Other Funds					$493	$467	$744

Total Contributions:					$9,629	$5,408	$5,713

(1)	The zone status is based on information that Company received from the plan as well as publicly available information per the Department of Labor website and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are less than 80 percent funded, and plans in the green zone are at least 80 percent funded.
(2)	The “Subject to Funding Improvement / Rehabilitation Plan” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreement(s) to which the plans are subject.